Goodwill and Intangible Assets, Net	12 Months Ended
Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net

Note 9 — Goodwill and Intangible Assets, Net

The following table presents details of the Company’s total goodwill:

As of October 1, 2017	$2,221,209
Goodwill resulting from acquisitions(1)	227,283
Other	(3,597)

As of September 30, 2018	$2,444,895
Goodwill resulting from acquisitions(2)	17,484
Other	456

As of September 30, 2019	$2,462,835

(1)

Mainly relates to the acquisitions of Vubiquity, projekt202 and UXP. In allocating the total purchase price for Vubiquity, based on estimated fair values, the Company recorded $148,184 of goodwill, $38,630 of customer relationships to be amortized over approximately nine years, $45,692 of core technology to be amortized over approximately five years, $10,104 of trade mark to be amortized over eight years. In allocating the total purchase price of projekt202, based on estimated fair values, the Company recorded $34,390 of goodwill and $19,835 of customer relationships to be amortized over four years. In allocating the total purchase price of UXP, based on estimated fair values, the Company recorded $40,629 of goodwill, $31,552 of core technology to be amortized over five years and $6,552 of customer relationships to be amortized over approximately five years.

(2)

Mainly relates to the acquisitions of TTS. In allocating the total preliminary purchase price for TTS, based on estimated fair values, the Company recorded $10,032 of goodwill, $29,500 of customer relationships to be amortized over approximately six years, $2,100 of core technology to be amortized over approximately six years and $1,300 of trade mark to be amortized over four years.

The Company performs an annual goodwill impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit. In calculating the fair value of the reporting unit, the Company uses its market capitalization and a discounted cash flow methodology. There was no impairment of goodwill in fiscal years 2019, 2018 or 2017.

The following table presents details regarding the Company’s total definite-lived purchased intangible assets:

	Gross	Accumulated Amortization	Net
September 30, 2019
Core technology(1)	$775,479	$(690,961)	$84,518
Customer relationships	594,555	(483,313)	111,242
Other	44,946	(35,544)	9,402

Total	$1,414,980	$(1,209,818)	$205,162

September 30, 2018
Core technology(1)	$773,380	$(628,932)	$144,448
Customer relationships	563,656	(453,137)	110,519
Other	43,646	(33,364)	10,282

Total	$1,380,682	$(1,115,433)	$265,249

(1)

Amounts previously presented separately as Intellectual property rights and purchased computer software are included in Core Technology as the nature of the intangible is consistent with the Core technology category. The asset was fully amortized as of 2019 and 2018, and consisted of gross asset of $51,996 and accumulated amortization of $51,996.

The following table presents the amortization expense of the Company’s definite-lived purchased intangible assets, included in each financial statement caption reported in the consolidated statements of income:

	Year Ended September 30,
	2019	2018	2017
Cost of revenue	$180	$572	$1,405
Amortization of definite-lived purchased intangible assets	94,205	105,213	108,453

Total	$94,385	$105,785	$109,858

The estimated future amortization expense of definite-lived purchased intangible assets as of September 30, 2019 is as follows:

Amount
Fiscal year:
2020	$70,138
2021	47,114
2022	34,940
2023	18,904
2024	11,186
Thereafter	22,880

Total	$205,162